Supplemental Cash Flow Information (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Supplemental Cash Flow Information Details [Abstract]
Cash Paid For Interest	$ 82.5	$ 99.7	$ 129.5
Cash Paid For Income Taxes	370.4	329.8	292.1
Non-cash Activities [Abstract]
Fair value of assets of acquired businesses and product lines	805.0	825.3	265.7
Cash paid for acquired businesses and product lines	(651.5)	(623.7)	(204.9)
Liabilities assumed of acquired businesses and product lines	153.5	201.6	60.8
Conversion of convertible debt			2.8
Issuance of restricted stock	1.4	1.1	21.9
Issuance of stock upon vesting of restricted stock units	$ 16.3	$ 7.0	$ 20.1